Equity Incentive Plan and Stock-Based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following summarizes stock option activity (in thousands, except share, per share and year amounts):

	Options Outstanding
	Shares Available for Grant	Total Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	1,803,912	1,774,858	$0.84		$2,815
Granted	(773,688)	773,688	2.38
Cancelled	405,178	(405,178)	1.81

Outstanding as of December 31, 2019	1,435,402	2,143,368	$1.22	7.30	$10,555

Additions	4,441,405	—	$—
Granted	(2,598,319)	2,598,319	7.82
Exercised	—	(1,144,330)	0.55
Cancelled	90,758	(90,758)	3.43

Outstanding as of December 31, 2020	3,369,246	3,506,599	$6.27	8.79	$85,975

Exercisable as of December 31, 2020	—	951,438	$3.06	8.02	$26,364

Schedule of Weighted-Average Assumptions Used for Estimating Fair Value of Each Employee Stock Option

The fair value of each employee stock option grant during the years ended December 31, 2020 and 2019 was estimated using the following weighted-average assumptions:

	Year Ended December 31,
	2019	2020
Risk-free interest rate	2.3%	0.6%
Expected volatility	70.0%	75.6%
Expected term (years)	6.08	6.10
Expected dividend yield	—	—

Summary of Components of Stock-Based Compensation Expense

The following table summarizes the components of stock-based compensation expense recognized in the Company’s statement of operations and comprehensive loss during 2020 and 2019 (in thousands):

	Year Ended December 31,
	2019	2020
Research and development	$338	$1,943
General and administrative	130	1,113

Total stock-based compensation expense	$468	$3,056